Net Income Per Limited Partner Unit	9 Months Ended
Sep. 30, 2017
Partners' Capital Notes [Abstract]
Net Income Per Limited Partner Unit
Net Income Per Limited Partner Unit

Net income per limited partner unit is computed by dividing the limited partners’ interest in net income attributable to the Partnership by the weighted-average number of common units outstanding for the period. The classes of participating securities as of September 30, 2017, included common units, general partner units and incentive distribution rights (IDRs). Basic and diluted net income per limited partner unit are the same because we do not have potentially dilutive instruments outstanding.

Net income earned by the Partnership is allocated between the limited partners and the General Partner (including the General Partner’s IDRs) in accordance with our partnership agreement. First, earnings are allocated based on actual cash distributions made to our unitholders, including those attributable to the General Partner’s IDRs. To the extent net income attributable to the Partnership exceeds or is less than cash distributions, this difference is allocated based on the unitholders’ respective ownership percentages, after consideration of any priority allocations of earnings.

When our financial statements are retrospectively adjusted after a dropdown transaction, the earnings of the acquired business, prior to the closing of the transaction, are allocated entirely to our General Partner and presented as net income (loss) attributable to Predecessors. The earnings per unit of our limited partners prior to the close of the transaction do not change as a result of a dropdown transaction. After the closing of a dropdown transaction, the earnings of the acquired business are allocated in accordance with our partnership agreement as previously described.

	Millions of Dollars
	Nine Months Ended September 30
	2017	2016

Net income attributable to the Partnership	$299	203
Less: General partner’s distribution declared (including IDRs)*	111	63
Limited partners’ distribution declared on common units*	209	145
Distributions in excess of net income attributable to the Partnership	$(21)	(5)
*Distribution declared attributable to the indicated periods.

	General Partner (including IDRs)	Limited Partners’ Common Units	Total
Nine Months Ended September 30, 2017
Net income attributable to the Partnership (millions):
Distribution declared	$111	209	320
Distribution less than (in excess of) net income attributable to the Partnership	1	(22)	(21)
Net income attributable to the Partnership	$112	187	299

Weighted-average units outstanding—basic and diluted		109,042,961

Net income per limited partner unit—basic and diluted (dollars)		$1.72

Nine Months Ended September 30, 2016
Net income attributable to the Partnership (millions):
Distribution declared	$63	145	208
Distribution in excess of net income attributable to the Partnership	—	(5)	(5)
Net income attributable to the Partnership	$63	140	203

Weighted-average units outstanding—basic and diluted		91,414,459

Net income per limited partner unit—basic and diluted (dollars)		$1.53

On October 18, 2017, the Board of Directors of our General Partner declared a quarterly cash distribution of $0.646 per limited partner unit which, combined with distributions to our General Partner, resulted in total distributions of $121 million attributable to the third quarter of 2017. This distribution was paid on November 13, 2017, to unitholders of record as of October 31, 2017.